WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 89.5%
Alabama - 1.3%
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	$100,000	$107,854	(a)
Jefferson County, AL, Sewer Revenue:
Senior Lien, Warrants, Series A, AGM	5.500%	10/1/53	75,000	85,901
Subordinated Lien, Warrants, Series D	6.000%	10/1/42	105,000	124,192
Lower Alabama Gas District, Natural Gas Revenue,
Series A	5.000%	9/1/46	60,000	84,592
Tuscaloosa County, AL, IDA Revenue, Hunt Refining Project, Series A, Refunding	4.500%	5/1/32	200,000	219,444	(b)

Total Alabama				621,983

Alaska - 0.2%
Alaska State Housing Finance Corp. Revenue, State Capital Project II, Series B	5.000%	12/1/37	75,000	92,493

Arizona - 6.6%
Arizona State IDA, Education Revenue:
Academies Math & Science Project, SD Credit Program, Refunding	5.000%	7/1/37	45,000	52,671
Academies Math & Science Project, SD Credit Program, Refunding	5.000%	7/1/38	500,000	587,075
Academies Math & Science Project, SD Credit Program, Series S, Refunding	5.000%	7/1/47	50,000	57,655
Chandler, AZ, IDA Revenue, Intel Corp. Project	5.000%	6/3/24	500,000	572,860	(a)(c)(d)
Maricopa County, AZ, IDA, Legacy Traditional School Projects, Series A	4.000%	7/1/34	400,000	441,932	(e)
Phoenix, AZ, IDA, Great Hearts Academies, Refunding	5.000%	7/1/36	75,000	83,345
Queen Creek, AZ, Excise Tax & State Shared Revenue, Series A	5.000%	8/1/47	585,000	710,003
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/32	495,000	637,916

Total Arizona				3,143,457

California - 14.6%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	50,000	59,055
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/36	50,000	58,802
California State Health Facilities Financing Authority Revenue, Memorial Health Services, Series A	5.000%	10/1/33	115,000	126,367

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2019 Quarterly Report	1

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
California State Infrastructure & Economic Development Bank Revenue, California Academy of Sciences, Refunding (1 mo. LIBOR x 0.7 + 0.380%)	1.587%	8/1/21	$500,000	$499,590	(c)(d)
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/34	100,000	120,095	(a)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	100,000	117,182	(a)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	50,000	56,776	(a)
California State PCFA, Solid Waste Disposal Revenue, Series A	2.500%	5/1/24	125,000	129,276	(a)(c)(d)
California State, GO:
Various Purpose, Refunding	5.000%	4/1/29	500,000	651,685
Various Purpose, Refunding	4.000%	11/1/36	15,000	17,125
California Statewide CDA, Student Housing Revenue, University of CA, Irvine Campus Apartments, Phase IV	5.000%	5/15/33	50,000	59,560
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue, Series D	5.000%	7/1/47	50,000	60,117
Golden State, CA, Tobacco Securitization Corp. Revenue:
Tobacco Settlement Funded, Series A-1, Refunding	5.000%	6/1/47	180,000	185,204
Tobacco Settlement Funded, Series A-2, Refunding	5.000%	6/1/47	100,000	102,891
Long Beach, CA, Bond Finance Authority Revenue, Natural Gas Purchase, Series A	5.500%	11/15/37	50,000	70,560
Los Angeles County, CA, MTA, Sales Tax Revenue, Senior Proposition C, Series B	5.000%	7/1/32	500,000	640,250
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/49	400,000	479,328	(a)
Subordinated, Series C	5.000%	5/15/37	75,000	90,554	(a)
Los Angeles, CA, Department of Water & Power Waterworks Revenue, Series A	5.000%	7/1/48	500,000	606,010
Los Angeles, CA, Wastewater System Revenue, Green Bond, Subordinated, Series A	5.000%	6/1/48	100,000	121,953
Metropolitan Water District of Southern California, Water Revenue, Refunding	5.000%	1/1/37	250,000	319,295
M-S-R Energy Authority, CA, Natural Gas Revenue: Series A	6.125%	11/1/29	50,000	63,580

See Notes to Schedule of Investments.

2	Western Asset SMASh Series TF Fund 2019 Quarterly Report

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Series B	6.125%	11/1/29	$150,000	$190,828
Riverside County, CA, Transportation Commission Sales Tax Revenue, Series B, Refunding	5.000%	6/1/37	100,000	124,905
Riverside, CA, Electric Revenue:
Series A, Refunding	5.000%	10/1/37	100,000	126,594
Series A, Refunding	5.000%	10/1/48	100,000	123,466
Riverside, CA, Sewer Revenue, Series A, Refunding	5.000%	8/1/34	100,000	126,935
San Bernardino, CA, USD Revenue, COP, 2019 School Financing Project, AGM	5.000%	10/1/36	100,000	123,819
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, Series A	5.000%	4/1/48	300,000	353,919
San Francisco, CA, City & County Airport Commission, International Airport Revenue, SFO Fuel Company LLC, Series A	5.000%	1/1/33	100,000	123,922	(a)
San Mateo County, CA, Joint Powers Financing Authority Lease Revenue, Capital Project, Series A	5.000%	7/15/43	50,000	61,122
San Mateo, CA, Foster City Public Financing Authority, Wastewater Revenue	5.000%	8/1/49	125,000	156,486
Southern California Water Replenishment District, Financing Authority, Replenishment Revenue, Series 2018	5.000%	8/1/48	500,000	611,155
Stockton, CA, PFA Wastewater Revenue, Bond Anticipation Notes, Series 2019	1.400%	6/1/22	100,000	99,913
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, Class 1, Series A	5.000%	6/1/48	100,000	118,298

Total California				6,976,617

Colorado - 1.4%
Colorado State Educational & Cultural Facilities Authority Revenue, University of Denver Project, Series A	5.000%	3/1/43	50,000	59,043
Colorado State Health Facilities Authority Revenue:
Commonspirit Health Project, Series A-2	5.000%	8/1/44	200,000	236,304
Improvement and Refunding Revenue, Bethesda Project, Series A	5.000%	9/15/48	50,000	56,100
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/47	100,000	109,658

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2019 Quarterly Report	3

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - (continued)
Denver, CO, City & County Special Facility Apartment Revenue, United Airlines Inc. Project, Refunding	5.000%	10/1/32	$100,000	$109,171	(a)
E-470 Public Highway Authority Revenue, CO, Series C	5.250%	9/1/25	25,000	25,739
University of Colorado Enterprise Revenue:
Series B, Refunding	5.000%	6/1/37	15,000	16,404	(f)
Series B, Refunding	5.000%	6/1/37	60,000	65,695	(f)

Total Colorado				678,114

Connecticut - 2.1%
Connecticut State HEFA Revenue, Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/36	50,000	60,151
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	1/1/37	500,000	601,105
Connecticut State, GO:
Series A	4.000%	4/15/37	125,000	141,306
Series E	5.000%	10/15/34	50,000	59,274
University of Connecticut, Student Fee Revenue, Series A	5.000%	11/15/43	100,000	120,868

Total Connecticut				982,704

Delaware - 0.2%
Sustainable Energy Utility Inc., DE, Energy Efficiency Revenue	5.000%	9/15/34	75,000	79,646

District of Columbia - 0.4%
District of Columbia Revenue:
Ingleside Rock Creek Project, Series A	4.125%	7/1/27	10,000	10,503
KIPP DC Project, Series B, Refunding	5.000%	7/1/42	75,000	87,674
District of Columbia Water & Sewer Authority Revenue, Subordinated Lien, Series C	1.750%	10/1/24	100,000	101,112	(c)(d)

Total District of Columbia				199,289

Florida - 1.9%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/47	50,000	58,490	(a)
Series A	5.000%	10/1/45	250,000	284,275	(a)
Broward County, FL, Port Facilities Revenue, Series B	5.000%	9/1/31	200,000	248,120	(a)
Florida State Board of Education, Public Education Capital Outlay Bonds, GO, Series B	5.125%	6/1/40	100,000	102,009	(f)
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue, Priority Subordinated, Series A	5.000%	10/1/47	25,000	29,264	(a)

See Notes to Schedule of Investments.

4	Western Asset SMASh Series TF Fund 2019 Quarterly Report

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Miami-Dade County, FL, Health Facilities Authority, Hospital Revenue, Nicklaus Children’s Hospital, Refunding	5.000%	8/1/42	$10,000	$11,792
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities, Refunding	5.000%	8/1/36	5,000	5,580
Tampa-Hillsborough County, FL, Expressway
Authority Revenue, Series C	5.000%	7/1/48	100,000	119,627
Volusia County, FL, EFA Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project, Refunding	5.000%	10/15/42	50,000	58,262

Total Florida				917,419

Georgia - 3.5%
Dahlonega, GA, Downtown Development Authority Revenue, North Georgia MAC LLC Project	5.000%	7/1/39	100,000	118,157
Fulton County, GA, Development Authority Revenue:
Georgia Institute of Technology	5.000%	6/15/44	100,000	123,807
Georgia Institute of Technology	4.000%	6/15/49	300,000	334,107
Georgia State Higher Education Facilities Authority
Revenue, USG Real Estate, Refunding	5.000%	6/15/33	50,000	62,835
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/43	200,000	236,626
Series C	4.000%	3/1/50	500,000	564,820	(e)
Subordinated, Series E, LIQ - Royal Bank of Canada (SIFMA Municipal Swap Index Yield + 0.570%)	1.670%	12/1/23	225,000	225,191	(c)(d)
Main Street Natural Gas Inc., GA, Gas Supply Revenue, Series B	5.000%	3/15/21	10,000	10,432

Total Georgia				1,675,975

Idaho - 0.2%
Idaho State Health Facilities Authority Revenue, Trinity Health Credit Group, Series A	5.000%	12/1/47	100,000	118,412

Illinois - 8.4%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue	5.000%	4/1/42	100,000	113,747
Chicago, IL, Board of Education, GO:
Dedicated, Series H	5.000%	12/1/46	100,000	111,645
Series C, Refunding	5.000%	12/1/25	100,000	113,275

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2019 Quarterly Report	5

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Chicago, IL, GO:
Series 2005D, Refunding	5.500%	1/1/34	$10,000	$11,345
Series A	5.000%	1/1/44	125,000	140,817
Series A, Refunding	5.250%	1/1/33	30,000	32,884
Series A, Refunding	5.000%	1/1/35	185,000	200,597
Series A, Refunding	6.000%	1/1/38	5,000	6,012
Series C, Refunding	5.000%	1/1/25	30,000	33,616
Chicago, IL, O’Hare International Airport Revenue:
Series D	5.000%	1/1/46	10,000	11,300
Trips Obligated Group	5.000%	7/1/48	50,000	58,133	(a)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	25,000	28,034
Series 2011	5.250%	12/1/40	100,000	105,510
Chicago, IL, Wastewater Transmission Revenue, Second Lien, Series A	5.000%	1/1/47	35,000	39,396
Chicago, IL, Waterworks Revenue:
Second Lien, Series 2017, Refunding	5.000%	11/1/29	30,000	35,917
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	60,000	71,527
Elk Grove Village, IL, GO, Cook and DuPage Counties	5.000%	1/1/36	35,000	41,211
Illinois Sports Facilities Authority Revenue, Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	50,000	61,177
Illinois State Finance Authority, University of Illinois Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/49	50,000	59,977
Illinois State Finance Authority Revenue:
Green Bond	5.000%	7/1/36	100,000	125,841
Green Bond	4.000%	7/1/38	100,000	113,471
Southern Illinois Healthcare Enterprises Inc., Refunding	5.000%	3/1/31	45,000	53,197
Illinois State Sales Tax Revenue, Subordinated, Series D, Refunding	5.000%	6/15/23	165,000	180,421
Illinois State Sports Facilities Authority Revenue, State Tax Supported, Series 2019, Refunding, BAM	5.000%	6/15/30	50,000	60,273
Illinois State University Revenue, Auxiliary Facilities System, Series A, Refunding, AGM	5.000%	4/1/37	25,000	29,340
Illinois State, GO:
Series 2016	5.000%	1/1/33	25,000	27,769
Series 2016	5.000%	1/1/35	250,000	276,800

See Notes to Schedule of Investments.

6	Western Asset SMASh Series TF Fund 2019 Quarterly Report

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Series 2016, Refunding	5.000%	2/1/27	$25,000	$28,725
Series 2016, Refunding	5.000%	2/1/29	20,000	22,766
Series A, Refunding	5.000%	10/1/29	150,000	174,283
Series C	5.000%	11/1/29	750,000	854,190
Metropolitan Pier & Exposition Authority, IL, Dedicated State Revenue:
McCormick Place Expansion Project, Series B-2, Refunding, State Appropriations	5.000%	6/15/50	180,000	181,895
McCormick Place Expansion Project, Series B-2, Refunding, State Appropriations	5.250%	6/15/50	50,000	50,593
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	415,000	537,707

Total Illinois				3,993,391

Indiana - 2.3%
Indiana State Finance Authority Health System Revenue, Indiana University Health, Series B	2.250%	7/1/25	100,000	103,805	(c)(d)
Indiana State Finance Authority Hospital Revenue, Indiana University Health Obligated Group, Series B, Refunding	1.650%	7/1/22	100,000	100,593	(c)(d)
Indiana State Finance Authority Wastewater Utility Revenue, Green Bonds, CWA Authority Project, Series A	5.000%	10/1/41	100,000	117,996
Indianapolis, IN, Local Public Improvement Bond Bank:
Courthouse and Jail Project, Series A	4.000%	2/1/44	100,000	111,436
Courthouse and Jail Project, Series A	5.000%	2/1/54	250,000	302,680
Indianapolis Airport Authority Project, Series D, Refunding	5.000%	1/1/26	300,000	357,228	(a)

Total Indiana				1,093,738

Iowa - 0.1%
Iowa State Finance Authority Midwestern Disaster Area Revenue, Iowa Fertilizer Company Project, Refunding	3.125%	12/1/22	50,000	50,649

Kansas - 0.9%
Wyandotte County, KS, USD #202 Turner, GO, Series A, AGM	4.000%	9/1/37	400,000	446,660

Kentucky - 1.8%
Kentucky State Economic Development Finance Authority Revenue:
Catholic Health Initiatives, Series B	2.700%	11/10/21	175,000	178,789	(c)(d)

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2019 Quarterly Report	7

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Kentucky - (continued)
Louisville Arena, Louisville Arena Authority Inc., Refunding, AGM	5.000%	12/1/45	$100,000	$116,649
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	4/1/24	200,000	217,888	(c)(d)
Series B	4.000%	1/1/25	300,000	331,539	(c)(d)

Total Kentucky				844,865

Louisiana - 0.3%
Louisiana State PFA, Lease Revenue, Provident Group, Flagship Properties	5.000%	7/1/42	50,000	58,276
Parish of St. John the Baptist, LA, State Revenue, Marathon Oil Corp. Project, Refunding	2.200%	7/1/26	100,000	100,302	(c)(d)
Shreveport, LA, Water & Sewer Revenue, Series A, AGM	5.000%	12/1/41	10,000	11,940

Total Louisiana				170,518

Maryland - 0.9%
Baltimore, MD, Water Project Revenue, Series A	4.000%	7/1/44	150,000	168,017
Prince George’s County, MD, Consolidated Public Improvement Bonds, GO, Series A	5.000%	7/15/29	200,000	262,206

Total Maryland				430,223

Massachusetts - 5.1%
Berkshire, MA, Wind Power Cooperative Corp. Revenue, Berkshire Wind Project, Green Bond, Refunding	5.000%	7/1/29	35,000	42,929
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue, Series A, Refunding	5.000%	1/1/34	250,000	311,955
Massachusetts State DFA Revenue:
Broad Institute Inc., Refunding	5.000%	4/1/36	85,000	104,564
UMass Boston Student Housing Project	5.000%	10/1/28	10,000	11,775
Wellforce Issue, Series A	5.000%	7/1/39	50,000	59,610
Worcester Polytechnic Institute, Series B, Refunding	5.000%	9/1/42	75,000	89,025
Massachusetts State Port Authority Revenue, Series A, Refunding	5.000%	7/1/36	160,000	198,667	(a)
Massachusetts State Transportation Fund Revenue, Rail Enhancement & Accelerated Bridge Programs, Series A	5.000%	6/1/42	100,000	120,098
Massachusetts State Water Resources Authority Revenue, Series B	5.000%	8/1/40	50,000	59,678

See Notes to Schedule of Investments.

8	Western Asset SMASh Series TF Fund 2019 Quarterly Report

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - (continued)
Massachusetts State, GO:
Consolidated Loan, Series C	5.000%	5/1/49	$200,000	$246,578
Series F	5.000%	11/1/41	1,000,000	1,208,400

Total Massachusetts				2,453,279

Michigan - 0.7%
Detroit, MI, Downtown Development Authority
Revenue, Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/43	100,000	110,996
Michigan State Finance Authority Revenue, Henry Ford Health System, Series A	4.000%	11/15/50	100,000	109,336
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	100,000	118,955	(a)

Total Michigan				339,287

Missouri - 0.9%
Kansas City, MO, IDA, Airport System Revenue, Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/46	300,000	357,765	(a)
Missouri State HEFA Revenue, Lutheran Senior Service Projects, Series A	5.000%	2/1/42	50,000	56,177

Total Missouri				413,942

New Jersey - 4.9%
New Brunswick, NJ, Guaranteed Parking Revenue, Series 2017, AGM	5.000%	9/1/21	220,000	234,740
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	1/1/39	85,000	94,875	(a)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	150,000	166,674	(a)
School Facilities Construction, Series BBB, Refunding	5.500%	6/15/31	100,000	118,811
School Facilities Construction, Series DDD	5.000%	6/15/33	50,000	57,551
School Facilities Construction, Series I, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.600%)	2.700%	3/1/28	325,000	326,212	(d)
New Jersey State EDA, Lease Revenue, Health Department and Taxation Division Office Project, Series A	5.000%	6/15/33	105,000	121,798
New Jersey State EDA, Special Facility Revenue, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	100,000	115,988	(a)

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2019 Quarterly Report	9

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
New Jersey State Health Care Facilities Financing Authority Revenue, Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	$50,000	$59,930
New Jersey State Transportation Trust Fund Authority Revenue:
Highway Reimbursement, Refunding	5.000%	6/15/31	60,000	69,695
Transportation Program, Series AA	5.250%	6/15/43	100,000	116,356
Transportation Program, Series AA	5.000%	6/15/45	100,000	110,211
Transportation Program, Series BB	4.000%	6/15/37	500,000	530,650
New Jersey State Turnpike Authority Revenue:
Series A, Refunding	5.000%	1/1/35	100,000	117,753
Series G, Refunding	5.000%	1/1/35	60,000	73,346
Tobacco Settlement Financing Corp., NJ, Revenue, Senior, Series A, Refunding	5.000%	6/1/46	30,000	34,084

Total New Jersey				2,348,674

New Mexico - 0.1%
Farmington, NM, PCR, Public Service Co. Project, Refunding	2.125%	6/1/22	35,000	35,314	(c)(d)

New York - 4.0%
Hempstead Town, NY, Local Development Corp. Revenue, Hofstra University Project, Refunding	5.000%	7/1/42	100,000	118,212
Long Island, NY, Power Authority Electric System Revenue, Series B, Refunding	1.650%	9/1/24	250,000	250,687	(c)(d)
Monroe County, NY, Industrial Development Corp. Revenue, Series A	5.000%	7/1/36	105,000	111,695	(f)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Subordinated, Series BB-1	5.000%	6/15/46	30,000	35,744
New York City, NY, TFA Future Tax Secured Revenue, Subordinated, Series B-1	5.000%	8/1/45	100,000	119,587
New York State Dormitory Authority Revenue, New York University, Series A, Refunding	5.000%	7/1/43	50,000	60,397
New York State Dormitory Authority, Sales Tax Revenue:
Group 3, Series E, Refunding	5.000%	3/15/38	100,000	123,722
Group 4, Series E, Refunding	5.000%	3/15/44	100,000	121,878
New York State Dormitory Authority, State Personal Income Tax Revenue, Bidding Group 3, Series B, Refunding	5.000%	2/15/43	100,000	119,758

See Notes to Schedule of Investments.

10	Western Asset SMASh Series TF Fund 2019 Quarterly Report

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York State Liberty Development Corp., Liberty Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	$100,000	$110,491	(b)
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/46	50,000	57,908
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project, Refunding	5.000%	8/1/26	80,000	83,908	(a)
American Airlines Inc., John F. Kennedy International Airport Project, Refunding	5.000%	8/1/31	15,000	15,680	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/31	80,000	95,882	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	25,000	27,612	(a)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/30	25,000	28,206	(a)
Port Authority of New York & New Jersey Revenue, Consolidated Series 185	5.000%	9/1/25	10,000	11,602	(a)
Troy, NY, Capital Resource Corp., Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/28	325,000	396,220	(e)

Total New York				1,889,189

North Carolina - 1.4%
Charlotte, NC, Airport Revenue, Charlotte Douglas International Airport, Series A, Refunding	5.000%	7/1/49	150,000	184,437
Charlotte, NC, Lease Revenue, COP, Convention Facility Project, Series A, Refunding	4.000%	6/1/49	70,000	78,059
North Carolina State Limited Obligation Revenue, Series A	5.000%	5/1/31	250,000	321,325
North Carolina State Turnpike Authority, Triangle Expressway System Revenue, Senior Lien, Refunding	5.000%	1/1/30	50,000	59,982
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue, Series A, Refunding, State Appropriations	5.000%	7/1/42	5,000	5,701

Total North Carolina				649,504

Ohio - 3.7%
Northeast Ohio Regional Sewer District Revenue, Waste Water Improvement, Series 2019, Refunding	4.000%	11/15/36	100,000	116,275

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2019 Quarterly Report	11

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - (continued)
Ohio State Air Quality Development Authority Revenue:
American Electric Company Project, Series B, Refunding	2.500%	10/1/29	$100,000	$101,317	(a)(c)(d)
American Electric Company Project, Series D, Refunding	2.100%	10/1/24	250,000	250,712	(a)(c)(d)(e)
Ohio State Higher Educational Facility Commission College & University Revenue, University of Day- ton 2018 Project, Series B, Refunding	5.000%	12/1/34	500,000	613,560
Warrensville Heights City School District, OH, GO, Series A, BAM	5.000%	12/1/44	600,000	685,956

Total Ohio				1,767,820

Oregon - 2.8%
Gilliam County, OR, Solid Waste Disposal Revenue, Waste Management Project, Series A	2.400%	5/2/22	125,000	126,020	(a)(c)(d)
University of Oregon General Revenue, Series A	5.000%	4/1/48	1,000,000	1,214,090

Total Oregon				1,340,110

Pennsylvania - 3.9%
Allegheny County, PA, HDA Revenue, University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/38	150,000	167,125
Berks County, PA, IDA, Healthcare Facilities Revenue, Highlands at Wyomissing, Refunding	5.000%	5/15/32	50,000	58,054
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue	5.000%	6/1/30	50,000	61,601
Pennsylvania State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management Inc. Project	2.150%	7/1/24	100,000	101,209	(a)(c)(d)
Pennsylvania State Turnpike Commission Revenue:
Series A	5.000%	12/1/44	175,000	216,027
Series A-1	5.000%	12/1/47	25,000	29,703
Subordinated, Series B	5.000%	12/1/48	100,000	119,533
Pennsylvania State, GO, Refunding	5.000%	7/15/30	300,000	384,006
Philadelphia, PA, Authority for IDR:
City Service Agreement Revenue, Rebuild Project	5.000%	5/1/35	250,000	304,845
Lease Revenue, Refunding	5.000%	10/1/30	100,000	129,203
Philadelphia, PA, GO, Series B	5.000%	2/1/35	150,000	186,862

See Notes to Schedule of Investments.

12	Western Asset SMASh Series TF Fund 2019 Quarterly Report

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
State Public School Building Authority, PA, Lease Revenue, Philadelphia School District Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	$20,000	$23,586
University of Pennsylvania Revenue, Tax-Exempt, Series A	5.000%	9/1/47	80,000	98,846

Total Pennsylvania				1,880,600

Puerto Rico - 1.2%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	220,000	230,175
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	120,000	92,100	*(g)
Series A	5.050%	7/1/42	30,000	23,025	*(g)
Series XX	5.250%	7/1/40	280,000	214,900	*(g)

Total Puerto Rico				560,200

South Carolina - 0.2%
Florence County, SC, Hospital Revenue, McLeod Regional Medical Center, Series A	5.000%	11/1/37	75,000	77,144

South Dakota - 0.1%
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	25,000	29,480

Tennessee - 1.4%
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue, Subordinated, Series B	5.000%	7/1/46	50,000	59,814
Tennessee State Energy Acquisition Corp., Gas
Revenue:
Series 2018	4.000%	11/1/25	100,000	111,372	(c)(d)
Series A	5.250%	9/1/23	10,000	11,252
Series A	5.250%	9/1/26	425,000	508,181

Total Tennessee				690,619

Texas - 7.7%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/37	20,000	23,931
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	100,000	112,438
Austin, TX, Airport System Revenue, Series 2019	5.000%	11/15/44	250,000	304,182	(a)
Flatonia, TX, ISD, GO, School Building, Series 2019, PSF - GTD	5.000%	2/15/49	500,000	578,565

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2019 Quarterly Report	13

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Forney, TX, ISD, GO, School Building, Series 2019, PSF - GTD	5.000%	2/15/49	$100,000	$117,976
Frisco, TX, ISD, GO, Refunding, PSF - GTD	4.000%	8/15/45	100,000	113,423
Grand Parkway Transportation Corp., TX, System Toll Revenue, Subordinated Tier, Series A	5.000%	10/1/48	100,000	119,911
Harris County, TX, Cultural Education Facilities Finance Corp., Thermal Utility Revenue, Teco Project, Refunding	5.000%	11/15/33	200,000	243,290
Houston, TX, Airport System Revenue:
Public Improvement Project, Series A, Refunding	5.000%	3/1/32	250,000	315,225
Special Facilities, United Airlines Inc., Airport Improvement Project	5.000%	7/15/28	100,000	119,497	(a)
Katy, TX, ISD, GO, Series C, Refunding, PSF - GTD	1.463%	8/16/21	250,000	250,005	(c)(d)
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue:
4-K Housing Inc., Stoney Brook Project, Series A	5.000%	7/1/47	20,000	21,108
Cardinal Bay Inc., Village on the Park/Carriage Inn Project, Series A1	5.000%	7/1/31	15,000	17,066
Prosper, TX, ISD, GO, School Building, Series B, PSF - GTD	2.000%	8/15/23	200,000	204,664	(c)(d)(e)
Southside, TX, ISD, GO, School Building, Series 2017, PSF - GTD	5.000%	8/15/47	100,000	119,507
Southwest Texas, Higher Education Authority Inc. Revenue, Southern Methodist University Project, Refunding	5.000%	10/1/41	50,000	60,090
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue:
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/37	50,000	58,159
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/46	50,000	57,162
Buckner Senior Living Ventana Project, Series A	6.625%	11/15/37	10,000	11,635
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	190,000	221,122
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, Series 2012	5.000%	12/15/31	20,000	21,672
Texas State Private Activity Bond Surface Transportation Corp. Revenue, Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/40	5,000	5,630	(a)
Texas State Public Finance Authority Lease Revenue, Series A, Refunding	4.000%	2/1/37	150,000	171,850

See Notes to Schedule of Investments.

14	Western Asset SMASh Series TF Fund 2019 Quarterly Report

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Texas State Water Development Board Revenue, State Water Implementation Fund, Series A	5.000%	10/15/43	$100,000	$122,028
University of Texas, TX, System Revenue, Financing System Board of Regents, Series B	5.000%	8/15/29	150,000	196,621
West Harris County, TX, Regional Water Authority Revenue, Series 2019	4.000%	12/15/49	100,000	111,827

Total Texas				3,698,584

U.S. Virgin Islands - 0.7%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan, Senior Lien, Series A	5.000%	10/1/29	155,000	155,679
Matching Fund Loan, Subordinated Lien, Series B	5.250%	10/1/29	175,000	175,952

Total U.S. Virgin Islands				331,631

Utah - 1.7%
Salt Lake City, UT, Corp. Airport Revenue, Series A	5.000%	7/1/43	250,000	297,640	(a)
Utah State Charter School Finance Authority, Charter School Revenue:
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/37	5,000	5,772
Utah Charter Academies Project, Series 2018, UT CSCE	5.000%	10/15/38	220,000	258,445
Utah State Infrastructure Agency, Telecommunication Revenue, Series A	5.250%	10/15/33	200,000	233,842

Total Utah				795,699

Virginia - 0.1%
Arlington County, VA, IDA Revenue, Refunding	5.000%	2/15/43	50,000	60,154
Virginia State Port Authority, Port Facilities Revenue, Series B, Refunding	5.000%	7/1/41	10,000	11,617	(a)

Total Virginia				71,771

Washington - 0.9%
Port of Seattle, WA, Intermediate Lien Revenue, Series 2019	5.000%	4/1/34	250,000	308,523	(a)
Washington State, GO, Series R-2018D, Refunding	5.000%	8/1/34	100,000	122,645

Total Washington				431,168

West Virginia - 0.3%
West Virginia University Revenue, West Virginia Projects, Series B, Refunding	5.000%	10/1/29	100,000	128,631	(c)(d)

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2019 Quarterly Report	15

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wisconsin - 0.6%
Public Finance Authority, WI, Limited Obligation Pilot Revenue, American Dream @ Meadowlands Project, Series 2017	5.000%	12/1/27	$150,000	$169,025	(b)
Public Finance Authority, WI, Student Housing Revenue, CHF Wilmington LLC, University of North Carolina at Wilmington Project, AGM	5.000%	7/1/53	100,000	116,048

Total Wisconsin				285,073

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $40,943,790)				42,733,872

SHORT-TERM INVESTMENTS - 12.8%
MUNICIPAL BONDS - 12.7%
Florida - 0.6%
Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial Hospital, Series B, Refunding, LOC - Wells Fargo Bank N.A.	1.080%	7/1/37	170,000	170,000	(h)(i)
St. Lucie County, FL, Solid Waste Disposal Revenue, Florida Power & Light Co. Project, Refunding	1.250%	5/1/24	100,000	100,000	(a)(h)(i)

Total Florida				270,000

Idaho - 0.6%
Idaho State Health Facilities Authority Revenue, St. Luke’s Health System, Series C, Refunding, LOC - U.S. Bank N.A.	1.130%	3/1/48	300,000	300,000	(h)(i)

Minnesota - 0.4%
Minneapolis & St. Paul, MN, Housing & Redevelopment Authority Revenue, Series C2, LOC - Wells Fargo Bank N.A.	1.100%	11/15/34	175,000	175,000	(h)(i)

New York - 1.9%
New York City, NY, TFA Future Tax Secured Revenue, Subordinated, Series A, SPA - JPMorgan Chase & Co.	1.180%	8/1/45	100,000	100,000	(h)(i)
New York State Energy Research & Development Authority Revenue:
Consolidated Edison Co. of New York Inc. Project, Subseries C-3, LOC - Mizuho Bank Ltd.	1.130%	11/1/39	200,000	200,000	(a)(h)(i)
Consolidated Edison Co. of New York Inc. Project, Subseries C-4, LOC - Mizuho Bank Ltd.	1.120%	11/1/39	600,000	600,000	(a)(h)(i)

Total New York				900,000

North Carolina - 2.4%
Raleigh, NC, COP, Downtown Improvement Project, Series B-1, SPA - Wells Fargo Bank N.A.	1.100%	2/1/34	1,025,000	1,025,000	(h)(i)
University of North Carolina at Chapel Hill, University of North Carolina Hospitals Revenue, Series A, Refunding, SPA - TD Bank N.A.	1.120%	2/1/24	100,000	100,000	(h)(i)

Total North Carolina				1,125,000

See Notes to Schedule of Investments.

16	Western Asset SMASh Series TF Fund 2019 Quarterly Report

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - 3.4%
Allegheny County, PA, IDA Revenue, Education Center Watson, LOC - PNC Bank N.A.	1.080%	5/1/31	$1,000,000	$1,000,000	(h)(i)
Pennsylvania State Turnpike Commission Revenue, Second Series, Refunding, LOC - TD Bank N.A.	1.120%	12/1/38	600,000	600,000	(h)(i)

Total Pennsylvania				1,600,000

Texas - 0.4%
Lower Neches Valley Authority, TX, Industrial Development Corp., Exxon Mobil Corp., Subordinated, Series B-4, Refunding	1.150%	3/1/33	200,000	200,000	(a)(h)(i)

Washington - 2.0%
Vancouver, WA, Housing Authority Revenue, Refunding, LIQ - FHLMC	1.120%	12/1/38	255,000	255,000	(h)(i)
Washington State HFC, Non-Profit Housing Revenue:
Overlake School Project, LOC - Wells Fargo Bank N.A.	1.120%	10/1/29	520,000	520,000	(h)(i)
Panorama Project, Refunding, Series P, LOC - Wells Fargo Bank N.A.	1.120%	4/1/43	200,000	200,000	(h)(i)

Total Washington				975,000

Wisconsin - 0.2%
University of Wisconsin Hospitals & Clinics Authority Revenue, Series C, Refunding, SPA - BMO Harris Bank N.A.	1.160%	4/1/48	100,000	100,000	(h)(i)

Wyoming - 0.8%
Uinta County, WY, PCR, Chevron USA Project, Refunding	1.120%	8/15/20	400,000	400,000	(h)(i)

TOTAL MUNICIPAL BONDS (Cost - $6,045,000)				6,045,000

			SHARES
OVERNIGHT DEPOSITS - 0.1%
BNY Mellon Cash Reserve Fund (Cost - $73,956)	0.250%		73,956	73,956

TOTAL SHORT-TERM INVESTMENTS (Cost - $6,118,956)				6,118,956

TOTAL INVESTMENTS - 102.3% (Cost - $47,062,746)				48,852,828
Liabilities in Excess of Other Assets - (2.3)%				(1,119,633)

TOTAL NET ASSETS - 100.0%				$47,733,195

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2019 Quarterly Report	17

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

*	Non-income producing security.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Maturity date shown represents the mandatory tender date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(g)	The coupon payment on these securities is currently in default as of November 30, 2019.

(h)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

18	Western Asset SMASh Series TF Fund 2019 Quarterly Report

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
BAM	— Build America Mutual — Insured Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
CWA	— Clean Water Act
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
FHLMC	— Federal Home Loan Mortgage Corporation
GO	— General Obligation
GTD	— Guaranteed
HDA	— Housing Development Authority
HEFA	— Health & Educational Facilities Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
ISD	— Independent School District
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PEA	— Public Energy Authority
PFA	— Public Facilities Authority
PSF	— Permanent School Fund
SD	— School District
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TFA	— Transitional Finance Authority
USD	— Unified School District

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2019 Quarterly Report	19

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series TF Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA. LMPFA and the subadviser do not charge investment management fees to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of

20

Notes to Schedule of Investments (unaudited) (continued)

Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

21

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$42,733,872	—	$42,733,872
Short-Term Investments†:
Municipal Bonds	—	6,045,000	—	6,045,000
Overnight Deposits	—	73,956	—	73,956
Total Short-Term Investments	—	6,118,956	—	6,118,956

Total Investments	—	$48,852,828	—	$48,852,828

†	See Schedule of Investments for additional detailed categorizations.

22